TIME DEPOSITS AND OTHER TIME LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits and other demand liabilities
Checking accounts	$ 6,272,656	$ 6,144,688
Other deposits and demand accounts	590,221	564,966
Other demand liabilities	905,289	829,661
Total	7,768,166	7,539,315
Time deposits and other time liabilities
Time deposits	11,792,466	13,031,319
Time savings account	116,179	116,451
Other time liabilities	5,300	3,939
Total	$ 11,913,945	$ 13,151,709